INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Less: accumulated amortization	$ (148,074)	$ (140,902)
Intangible assets, net	938,221	463,171
Land use rights, cost
Finite-Lived Intangible Assets, Gross	579,695	598,293
Software, cost
Finite-Lived Intangible Assets, Gross	$ 506,600	$ 5,780